Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	QS LEGG MASON<br/>DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)<br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds and exchange-traded funds (“ETFs”) managed by the manager or its affiliates, or ETFs that are based on an index and managed by unaffiliated investment advisers. QS Investors, LLC (“QS Investors”), one of the fund’s subadvisers, is responsible for implementation of the fund’s overall asset allocation and the Dynamic Risk Management strategy described below. Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“Western Asset”), the fund’s other subadviser, is responsible for the fund’s Event Risk Management strategy described below and manages the portion of the fund’s cash and short-term instruments allocated to it.

The fund seeks to achieve its objectives by investing in a broad range of asset classes and investment styles, combined with multiple layers of risk management strategies.

Target allocation
The fund’s target allocation for long-term investments (the “Target Allocation”) is 70% in equity funds and 30% in fixed income funds that are not money market funds (“long-term fixed income funds”). While changes to the Target Allocation are not expected to be frequent or substantial, the fund’s Target Allocation may range from 60% of its net assets in equity funds and 40% of its net assets in long-term fixed income funds to 75% of its net assets in equity funds and 25% of its net assets in long-term fixed income funds as, in QS Investors’ opinion, market conditions warrant. As of December 31, 2018, the fund’s allocation to long-term investments was approximately 70% in equity funds and approximately 30% in long-term fixed income funds.

The underlying funds have a variety of investment styles and focuses. The underlying equity funds include large, mid and small cap funds, growth and value-oriented funds, international funds and ETFs that are based on equity indexes. The underlying long-term fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, securities rated below investment grade (commonly known as “junk” bonds) and ETFs that are based on fixed income indexes. As of December 31, 2018, approximately 25% of the fund’s net assets were allocated to international funds (although certain other underlying funds may invest in foreign securities). QS Investors may invest the fund’s assets in underlying Legg Mason-affiliated funds that have a limited performance history.

In addition to these long-term investments, the fund may invest in short-term defensive instruments, including money market funds, Treasury bills and cash, and may enter into derivative transactions involving options, futures and swaps as a part of its risk management strategies.

Risk management
QS Investors will implement a combination of risk management strategies that will attempt to reduce downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value under negative market conditions. The fund’s net asset value will fluctuate and is not guaranteed.

Dynamic Risk Management. The Dynamic Risk Management strategy seeks to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets. As of December 31, 2018, the fund had less than 5% of its net assets allocated to short-term defensive instruments.

In response to certain levels of negative fund performance, QS Investors may increase the fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the fund’s current net asset value, macro-economic conditions, and the fund’s underlying volatility. In order to implement this strategy, QS Investors anticipates that it will initially attempt to sell shares of unaffiliated ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS Investors would sell shares of underlying affiliated ETFs or redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase affiliated ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). QS Investors, in its discretion, will determine the levels and timing for Dynamic Risk Management. If QS Investors determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

QS Investors may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS Investors may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS Investors will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy seeks to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. As of December 31, 2018, the fund had approximately 0.5% of its net assets invested in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s net asset value could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

		Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. The following is a summary description of certain risks of investing in the fund.

The fund invests primarily in underlying funds and is exposed to the risks to which the underlying funds are exposed, as well as the risk that the underlying funds will not perform as expected. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect risks, and references in this section to the fund include the risks of investing in the underlying funds.

Affiliated funds risk. The fund’s manager or an affiliate serves as manager of certain underlying Legg Mason-affiliated funds (“Affiliated Funds”), and the fund’s subadviser or an affiliate serves as adviser or subadviser to additional underlying Affiliated Funds. As a result, the manager and the subadviser have financial incentives to allocate the fund’s assets to Affiliated Funds that pay fees to the manager, the subadviser or an affiliate. This gives rise to a conflict of interest.

In order to implement the Dynamic Risk Management strategy, QS Investors anticipates that it will initially sell shares the fund holds in unaffiliated ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS Investors would sell shares of affiliated ETFs or redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated ETFs and underlying open-end mutual funds.

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS Investors’ skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if QS Investors’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as QS Investors will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. In implementing the Dynamic Risk Management strategy, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns. If the fund increases its exposure to short-term defensive instruments during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Portfolio turnover risk. Active and frequent trading may increase the fund’s transaction costs, which could detract from fund performance.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivatives themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value. When the fund sells swaps, credit risk increases since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Leverage risk. The value of your investment may be more volatile if the fund borrows or uses instruments, such as derivatives, that have a leveraging effect on the fund’s portfolio. Other risks described in the Prospectus also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. In addition, the fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the fund’s assets declines between the time a redemption request is deemed to be received by the fund and the time the fund liquidates assets to meet redemption requests.

Dynamic Risk Management strategy risk. In implementing the Dynamic Risk Management strategy, QS Investors anticipates that it will initially sell shares the fund holds in unaffiliated ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS Investors would sell shares of affiliated ETFs or redeem shares of underlying open-end mutual funds as needed. As a result, the fund’s assets may be more concentrated in its underlying affiliated ETF and mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options, futures and swaps positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Short positions risk. Short positions involve leverage and there is no limit on the potential amount of loss on a security that is sold short. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the fund may be required to pay in connection with the short sale. Shorting options or futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including borrowings and many types of derivatives, the fund may maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets may, in some circumstances, limit the portfolio managers’ flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or long-term fixed income). However, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could cause the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If the fund invests in an underlying fund that has recently commenced operations, there can be no assurance that such underlying fund will grow to or maintain an economically viable size, in which case the underlying fund’s board or adviser may determine to liquidate the underlying fund or the fund may indirectly bear higher expenses. Because the fund bears the fees and expenses of the underlying funds in which it invests, an increase in fees and expenses of an underlying fund or a reallocation of the fund’s investments to underlying funds with higher fees or expenses will increase the fund’s total expenses.

Stock market and equity securities risk. The stock markets are volatile and the market prices of the fund’s equity securities may decline generally. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Market events risk. In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve is reducing its market support activities and has begun raising interest rates. Certain non-U.S. governments and central banks have implemented or may implement so-called negative rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s or obligor’s credit rating or the market’s perception of an issuer’s or obligor’s creditworthiness may also affect the value of the fund’s investment in that issuer. The fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk” bonds. Market risk is the risk that the fixed income markets may become volatile and less liquid or behave in unexpected ways, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low but have begun to rise, so the fund faces a heightened risk that interest rates may continue to rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Issuer risk. The market price of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may have greater potential for losses.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on underlying fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Investing in ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at NAV, and therefore may trade at either a premium or discount to NAV and may experience volatility in certain market conditions. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the fund would be unable to sell its ETF shares unless and until trading is resumed.

Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the fund’s NAV, performance, or ability to satisfy redemptions in a timely manner, which could cause the value of your investment to decline.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.

Cybersecurity risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

		These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year of Class II shares. The table shows the average annual total returns of each class of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark and an average. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”), 15% Bloomberg Barclays Global Aggregate ex-USD Index (USD Hedged), effective March 29, 2019 and 15% Bloomberg Barclays U.S. Aggregate Index. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/variablefunds (select fund and share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

		Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year of Class II shares. The table shows the average annual total returns of each class of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark and an average.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”), 15% Bloomberg Barclays Global Aggregate ex-USD Index (USD Hedged), effective March 29, 2019 and 15% Bloomberg Barclays U.S. Aggregate Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leggmason.com/variablefunds (select fund and share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (03/31/2012): 7.70 Worst Quarter (12/31/2018): (8.47)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)<br/>(for periods ended December 31, 2018)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[2]
1 year	rr_ExpenseExampleYear01	$ 103
3 years	rr_ExpenseExampleYear03	321
5 years	rr_ExpenseExampleYear05	557
10 years	rr_ExpenseExampleYear10	1,234
1 year	rr_ExpenseExampleNoRedemptionYear01	103
3 years	rr_ExpenseExampleNoRedemptionYear03	321
5 years	rr_ExpenseExampleNoRedemptionYear05	557
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,234
1 year	rr_AverageAnnualReturnYear01	(7.05%)
5 years	rr_AverageAnnualReturnYear05	1.35%
Since inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[2]
1 year	rr_ExpenseExampleYear01	$ 128
3 years	rr_ExpenseExampleYear03	399
5 years	rr_ExpenseExampleYear05	691
10 years	rr_ExpenseExampleYear10	1,522
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	399
5 years	rr_ExpenseExampleNoRedemptionYear05	691
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,522
2012	rr_AnnualReturn2012	10.29%
2013	rr_AnnualReturn2013	18.12%
2014	rr_AnnualReturn2014	6.37%
2015	rr_AnnualReturn2015	(5.44%)
2016	rr_AnnualReturn2016	(0.47%)
2017	rr_AnnualReturn2017	13.82%
2018	rr_AnnualReturn2018	(7.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.47%)
1 year	rr_AverageAnnualReturnYear01	(7.25%)
5 years	rr_AverageAnnualReturnYear05	1.11%
Since inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio | Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	2.52%
Since inception	rr_AverageAnnualReturnSinceInception	2.23%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.24%)
5 years	rr_AverageAnnualReturnYear05	7.91%
Since inception	rr_AverageAnnualReturnSinceInception	12.44%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.96%)
5 years	rr_AverageAnnualReturnYear05	5.21%
Since inception	rr_AverageAnnualReturnSinceInception	8.31%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio | Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average (reflects fees and expenses but no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.73%)
5 years	rr_AverageAnnualReturnYear05	3.91%
Since inception	rr_AverageAnnualReturnSinceInception	7.28%

[1]	N/A
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.